CHANGES IN NON-CASH WORKING CAPITAL (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Oct. 31, 2023	Oct. 31, 2022
Changes In Non-cash Working Capital
Accounts receivable	$ 46,078	$ 466,434	$ (465,465)	$ (904,711)
Inventory and biological assets	(192,837)	(344,311)	(767,636)	(94,595)
Prepaid expenses and other assets	(443,673)	(27,549)	(40,513)	5,267
Accounts payable and accrued liabilities	680,871	(1,115,128)	569,451	(124,334)
Interest payable				(13,750)
Income tax payable	1,033,789	507,332	55,024	56,401
Uncertain tax position liability	269,883
Unearned revenue			(28,024)	(95,389)
Total	$ 1,394,111	$ (513,222)	$ (677,163)	$ (1,171,111)